Investment in equity investees	12 Months Ended
Mar. 31, 2017
Investment in equity investees
Investment in equity investees

13.   Investment in equity investees

	Cost method	Equity method	Total
	(in millions of RMB)
Balance at April 1, 2015	15,673	18,204	33,877
Additions (i)	19,764	41,968	61,732
Share of results, other comprehensive income and other reserves (ii)	—	(1,296)	(1,296)
Less: disposals and transfers (iii)	(2,150)	(751)	(2,901)
Less: impairment loss	(902)	—	(902)
Foreign currency translation adjustments	879	72	951

Balance at March 31, 2016	33,264	58,197	91,461
Additions (i)	8,860	35,154	44,014
Share of results, other comprehensive income and other reserves (ii)	—	(2,074)	(2,074)
Less: disposals and transfers (iii)	(6,275)	(6,215)	(12,490)
Less: impairment loss	(2,125)	(245)	(2,370)
Foreign currency translation adjustments	1,680	147	1,827

Balance at March 31, 2017	35,404	84,964	120,368

(i)

Additions during the year ended March 31, 2016 included the fair value of the retained noncontrolling investment in Alibaba Pictures which is accounted for as an equity method investee after the deconsolidation (Note 4(j)). Additions during the year ended March 31, 2017 included the investments of RRS (Note 4(o)) and Intime (Note 4(v)). The investment in RRS is accounted for as an equity method investee upon the exchange of the convertible and exchangeable bond in January 2017. The investment in Intime was accounted for as an equity method investee upon the conversion of the convertible bond in June 2016 and before the privatization of Intime in May 2017.

(ii)

Share of results, other comprehensive income and other reserves included the share of results of the equity investees, the gain or loss arising from the deemed disposal of the equity investees and the amortization of basis differences. The balance excluded the expenses in connection with the share-based awards relating to ordinary shares of the Company and Ant Financial Services granted to employees of certain equity investees (Note 8(d)).

(iii)

During the year ended March 31, 2016, disposals under the cost method were primarily related to the partial disposal of the Company's investment in an equity investee. A gain of approximately RMB3,078 million arising from such disposal was recognized in interest and investment income, net in the consolidated income statement. Transfers under the equity method were primarily related to the consolidation of Alibaba Health upon which the control was obtained by the Company (Note 4(h)).

During the year ended March 31, 2017, transfers under the cost method were primarily related to the completion of the reverse takeover of YTO Express (Note 4(r)), the step acquisition of Damai (Note 4(c)) and the completion of an initial public offering of a cost method investee. Transfers under the equity method were primarily related to the step acquisition of Youku Tudou (Note 4(f)).

During the years ended March 31, 2015, 2016 and 2017, the Company completed several investments accounted for as equity investees. Details of the significant investments are summarized in Note 4.

The Company continually reviews its investments in equity investees to determine whether a decline in fair value below the carrying value is other-than-temporary. The primary factors the Company considers in its determination include the financial condition, operating performance and the prospects of the equity investee; other company specific information such as recent financing rounds; and the length of time that the fair value of the investment is below its carrying value. If the decline in fair value is deemed to be other-than-temporary, the carrying value of the equity investee is written down to fair value. Impairment charges in connection with the equity method investments of RMB438 million, nil and RMB245 million were recorded in share of results of equity investees in the consolidated income statements for the years ended March 31, 2015, 2016 and 2017, respectively. Impairment charges in connection with the cost method investments of RMB419 million, RMB902 million and RMB2,125 million were recorded in interest and investment income, net in the consolidated income statements for the years ended March 31, 2015, 2016 and 2017, respectively. The fair value measurements with respect to such impairment losses were individually insignificant and utilized a number of different unobservable inputs not subject to meaningful aggregation.

As of March 31, 2017, the aggregate carrying amount and market value of the equity method investments that are publicly traded amounted to RMB67,767 million and RMB67,793 million, respectively. In particular, the market value of the Company's investment in Alibaba Pictures has remained below its carrying value of RMB30,102 million based on its quoted market prices since July 2015. As of March 31, 2017, the difference between the market value of this investment and the carrying value amounted to RMB14,487 million. For this investment, the Company further evaluated relevant positive and negative factors, including the development stage and business plan of Alibaba Pictures, comparison of actual financial performance against budget in recent years, business and industry outlook, capability of management team, collaboration with the Company, implied market value with reference to price-to-earnings ratios of comparable companies, valuation conducted by an independent valuer and geographic region, market and industry in which Alibaba Pictures operates. The Company determined that the decline in market value against its carrying amount was not other-than-temporary.

As of March 31, 2016 and 2017, the cost method investments with an aggregate carrying amount of RMB9,223 million and RMB17,273 million have appreciated in value and the Company estimated the fair value to be approximately RMB25,639 million and RMB46,351 million, respectively. As of the same dates, for certain other cost method investments with carrying amounts of RMB24,041 million and RMB18,131 million, the Company identified no events or changes in circumstances that may have a significant adverse effect on the fair value of the investments and determined that it is not practicable to estimate their fair values, respectively.

For the year ended March 31, 2017, equity method investments held by the Company in aggregate have met the significance criteria as defined under Rule 4-08 (g) of Regulation S-X. As such, the Company is required to present summarized financial information for all of its equity method investments as a group as follows:

	Year ended March 31,
	2015	2016	2017
	(in millions of RMB)
Operating data:
Revenue	12,010	20,808	125,701
Cost of revenue	(9,816)	(17,505)	(109,790)
Loss from operations	(1,238)	(5,429)	(9,071)
Net loss	(1,269)	(1,504)	(6,743)

	As of March 31,
	2016	2017
	(in millions of RMB)
Balance sheet data:
Current assets	42,700	137,900
Non-current assets	33,532	122,844
Current liabilities	15,125	93,354
Non-current liabilities	537	12,375
Noncontrolling interests	809	7,443